Risk management (Details 6) - Financial assets past due but not impaired [member] - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 292,528	$ 146,173
Less than 3 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	157,608	65,354
Between 3 and 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	41,263	1,131
More than 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 93,657	$ 79,688